Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 15,000	$ 47,868	$ 327	$ 63,195
UNITED STATES | U.S. Federal Government [Member]
Total	$ 15,000	$ 47,868	$ 327	$ 63,195